Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 14, 2018
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jun. 14, 2018
Document Effective Date	Jun. 14, 2018
Prospectus Date	Jun. 14, 2018
AllianzGI Short Term Bond Fund | Class A
Prospectus:
Trading Symbol	ASTHX
AllianzGI Short Term Bond Fund | Institutional Class
Prospectus:
Trading Symbol	ASTKX
AllianzGI Short Term Bond Fund | Class P
Prospectus:
Trading Symbol	ASTJX